Segment Reporting - Schedule of Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment	$ 25,830	$ 24,818	$ 52,274
Capital expenditures	(7,668)	(6,787)
Mineral rights	20,511	2,676
Total assets	73,279	55,582
Total liabilities	22,837	13,390
Revenues	26,202	26,469
Cost of sales	24,630	27,924
Exploration	4,032	3,853
Income tax recovery (expense)	3,783	1,022
Corporate administrative expenses	4,630	3,448
Net loss	(16,020)	(10,075)
CORPORATE [Member]
Statement Line Items [Line Items]
Property, plant and equipment	953	1,427
Capital expenditures	(48)	(1,068)
Mineral rights	19,707	1,673
Total assets	10,217	7,601
Total liabilities	10,396	1,849
Exploration	(2,413)	(64)
Other (expense) income	685	(44)
Finance (expense) income	(2,372)	335
Income tax recovery (expense)	1,714	(93)
Corporate administrative expenses	(6,896)	(4,823)
Net loss	(9,282)	(4,689)
MEXICO [Member]
Statement Line Items [Line Items]
Property, plant and equipment	24,877	23,391
Capital expenditures	(7,620)	(5,719)
Mineral rights	804	1,003
Total assets	63,062	47,981
Total liabilities	12,441	11,541
Revenues	26,202	26,469
Cost of sales	(24,630)	(27,924)
Exploration	(1,619)	(3,789)
Other (expense) income	(1,058)	826
Finance (expense) income	(136)	(40)
Income tax recovery (expense)	(5,497)	(928)
Net loss	$ (6,738)	$ (5,386)